Cover	May 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2025
Entity File Number	001-41644
Entity Registrant Name	OPTEX SYSTEMS HOLDINGS, INC.
Entity Central Index Key	0001397016
Entity Tax Identification Number	90-0609531
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1420 Presidential Drive
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75081-2439
City Area Code	(972)
Local Phone Number	644-0722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false